RECLAMATION OBLIGATIONS (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 31,604	$ 32,957
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 23,685	$ 23,275